UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

State Street Navigator Securities Lending Trust

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Item 1. Reports to Stockholders.

STATE STREET NAVIGATOR SECURITIES LENDING

GOVERNMENT MONEY MARKET PORTFOLIO

ANNUAL REPORT

December 31, 2018

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Annual Report

December 31, 2018

Portfolio Statistics (Unaudited)	1
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Report of Independent Registered Public Accounting Firm	17
Other Information (Unaudited)	18

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Portfolio Statistics – (Unaudited)

Portfolio Composition*	December 31, 2018
Government Agency Debt	50.6%
Treasury Debt	28.8
Government Agency Repurchase Agreements	15.1
Treasury Repurchase Agreements	4.8
Other Assets in Excess of Liabilities	0.7
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund's composition will vary over time.

Maturity Ladder as of December 31, 2018*	% of Net Assets
2 to 30 days	51.1%
31 to 60 Days	6.9
61 to 90 Days	3.6
Over 90 Days	37.7
Total	99.3%
Average days to maturity	10
Weighted average life	100

(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

See accompanying notes to financial statements.

1

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments

December 31, 2018

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 50.6%
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.14% (a)	2.205%	01/02/2019	07/02/2019	$40,000,000	$39,998,999
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13% (a)	2.258%	01/07/2019	06/07/2019	50,200,000	50,191,345
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15% (a)	2.310%	01/18/2019	07/18/2019	27,500,000	27,498,457
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15% (a)	2.375%	01/29/2019	01/29/2019	41,900,000	41,899,951
P-1, A-1+	Federal Farm Credit Bank, 3 Month USD MMY + 0.12% (a)	2.601%	01/01/2019	05/08/2019	21,000,000	21,006,429
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.09% (a)	2.416%	01/25/2019	07/25/2019	40,800,000	40,800,000
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.07% (a)	2.317%	01/10/2019	06/10/2019	50,000,000	50,000,000
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10% (a)	2.355%	01/16/2019	04/16/2019	51,000,000	50,999,507
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.11% (a)	2.345%	01/15/2019	01/15/2019	25,400,000	25,400,000
P-1, A-1+	Federal Home Loan Bank (b)	2.220%	01/02/2019	01/02/2019	72,000,000	71,995,560
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	2.220%	01/02/2019	08/02/2019	250,000,000	250,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.11% (a)	2.235%	01/01/2019	04/01/2019	90,000,000	90,000,000
P-1, A-1+	Federal Home Loan Bank (b)	2.250%	01/15/2019	01/15/2019	57,000,000	56,950,125
P-1, A-1+	Federal Home Loan Bank (b)	2.250%	01/17/2019	01/17/2019	82,300,000	82,217,700
P-1, A-1+	Federal Home Loan Bank (b)	2.299%	01/23/2019	01/23/2019	196,450,000	196,171,159
P-1, A-1+	Federal Home Loan Bank (b)	2.300%	02/11/2019	02/11/2019	55,000,000	54,855,930
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.07% (a)	2.405%	01/19/2019	09/19/2019	100,000,000	100,000,000
P-1, A-1+	Federal Home Loan Bank (b)	2.425%	03/29/2019	03/29/2019	101,100,000	100,507,512
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.04% (a)	2.500%	01/01/2019	05/15/2019	100,000,000	100,000,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR - 0.33% (a)	2.078%	01/04/2019	01/04/2019	116,600,000	116,600,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR - 0.32% (a)	2.094%	01/10/2019	04/10/2019	153,300,000	153,300,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	2.379%	01/24/2019	01/24/2019	47,500,000	47,500,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.11% (a)	2.401%	01/26/2019	05/24/2019	62,000,000	62,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.14% (a)	2.205%	01/01/2019	02/01/2019	77,500,000	77,499,493
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	2.215%	01/01/2019	03/01/2019	70,000,000	70,000,039
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.06% (a)	2.287%	01/04/2019	12/04/2019	100,000,000	100,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	2.330%	01/16/2019	07/16/2019	69,000,000	69,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	2.391%	01/26/2019	04/26/2019	63,000,000	63,000,000

See accompanying notes to financial statements.

2

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

December 31, 2018

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT - (continued)
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.10% (a)	2.411%	01/25/2019	03/25/2019	$48,200,000	$48,200,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.09% (a)	2.419%	01/24/2019	06/24/2019	48,200,000	48,200,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	2.381%	01/25/2019	02/25/2019	100,000,000	100,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.09% (a)	2.290%	01/06/2019	04/05/2019	100,000,000	100,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	2.376%	01/25/2019	01/25/2019	121,000,000	121,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	2.220%	01/01/2019	03/01/2019	87,900,000	87,900,000
P-1, A-1+	Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.34% (a)	2.068%	01/09/2019	01/09/2019	137,600,000	137,600,000
P-1, A-1+	Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.33% (a)	2.078%	01/09/2019	04/09/2019	152,900,000	152,900,000
P-1, A-1+	Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.15% (a)	2.237%	01/08/2019	02/08/2019	45,000,000	45,000,000
P-1, A-1+	Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.10% (a)	2.375%	01/19/2019	06/19/2019	92,700,000	92,700,000
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.03% (a)	2.490%	01/01/2019	06/19/2019	69,000,000	69,000,000
P-1, A-1+	Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.10% (a)	2.355%	01/18/2019	03/18/2019	36,400,000	36,400,000
P-1, A-1+	Federal National Mortgage Assoc., 1 Month USD LIBOR (a)	2.387%	01/08/2019	03/08/2019	58,300,000	58,307,935
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.04% (a)	2.500%	01/01/2019	04/30/2019	59,400,000	59,400,000
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.08% (a)	2.540%	01/01/2019	01/30/2019	100,750,000	100,750,000
TOTAL GOVERNMENT AGENCY DEBT						3,466,750,141
	TREASURY DEBT — 28.8%
P-1, A-1+	U.S. Treasury Bill (b)	2.240%	01/02/2019	01/02/2019	300,000,000	299,981,112
P-1, A-1+	U.S. Treasury Bill (b)	2.285%	01/08/2019	01/08/2019	300,000,000	299,866,708
P-1, A-1+	U.S. Treasury Bill (b)	2.300%	01/15/2019	01/15/2019	338,480,000	338,177,248
P-1, A-1+	U.S. Treasury Bill (b)	2.300%	01/24/2019	01/24/2019	100,000,000	99,853,056
P-1, A-1+	U.S. Treasury Bill (b)	2.350%	01/29/2019	01/29/2019	100,000,000	99,817,222
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY (a)	2.481%	01/01/2019	01/31/2020	230,000,000	229,963,383
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.03% (a)	2.514%	01/01/2019	04/30/2020	361,550,000	361,591,024
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.04% (a)	2.524%	01/01/2019	07/31/2020	20,513,000	20,510,627
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.05% (a)	2.529%	01/01/2019	10/31/2019	37,000,000	37,017,740
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.06% (a)	2.541%	01/01/2019	07/31/2019	100,000,000	100,053,514

See accompanying notes to financial statements.

3

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments– (continued)

December 31, 2018

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT - (continued)
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.07% (a)	2.551%	01/01/2019	04/30/2019	$42,000,000	$42,003,854
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.14% (a)	2.621%	01/01/2019	01/31/2019	39,000,000	39,003,767
TOTAL TREASURY DEBT						1,967,839,255
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 15.1%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Government Obligation, 3.500% due 08/01/2047, valued at $255,000,000); expected proceeds $250,041,667	3.000%	01/02/2019	01/02/2019	250,000,000	250,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2018 (collateralized by various U.S. Government Obligations, 3.000% – 7.500% due 02/15/2026 – 10/20/2048, valued at $102,000,495); expected proceeds $100,049,778	2.560%	01/04/2019	01/04/2019	100,000,000	100,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by various U.S. Government Obligations, 2.500% – 5.000% due 03/15/2028 – 11/20/2048, valued at $5,100,976); expected proceeds $5,000,833	3.000%	01/02/2019	01/02/2019	5,000,000	5,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/26/2018 (collateralized by various U.S. Government Obligations, 3.000% – 5.000% due 06/01/2026 – 10/01/2048, valued at $188,700,000); expected proceeds $185,087,413	2.430%	01/02/2019	01/02/2019	185,000,000	185,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by various U.S. Government Obligations, 2.500% – 4.500% due 05/01/2025 – 09/01/2055, valued at $25,500,000); expected proceeds $25,012,153	2.500%	01/07/2019	01/07/2019	25,000,000	25,000,000

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments– (continued)

December 31, 2018

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by various U.S. Government Obligations, 3.000% – 7.000% due 10/01/2027 – 11/01/2048, a U.S. Treasury Bill, 0.000% due 01/31/2019, and U.S. Treasury Notes, 2.250% – 2.750% due 08/31/2023 – 11/15/2027, valued at $102,000,000); expected proceeds $100,016,667	3.000%	01/02/2019	01/02/2019	$100,000,000	$100,000,000
P-1, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by various U.S. Government Obligations, 2.000% – 6.500% due 06/01/2022 – 02/01/2057, valued at $183,600,000); expected proceeds $180,030,000	3.000%	01/02/2019	01/02/2019	180,000,000	180,000,000
NR, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by various U.S. Government Obligations, 4.000% – 4.500% due 10/15/2041 – 10/20/2048, a U.S. Treasury Bond, 2.750% due 11/15/2047, and U.S. Treasury Notes, 2.000% – 2.625% due 05/31/2021 – 02/29/2024, valued at $25,500,078); expected proceeds $25,004,125	2.970%	01/02/2019	01/02/2019	25,000,000	25,000,000
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by various U.S. Government Obligations, 2.500% – 6.000% due 12/01/2020 – 01/01/2049, valued at $167,307,880); expected proceeds $164,027,333	3.000%	01/02/2019	01/02/2019	164,000,000	164,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,034,000,000
	TREASURY REPURCHASE AGREEMENTS — 4.8%
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Note, 2.125% due 07/31/2024, valued at $35,700,076); expected proceeds $35,005,775	2.970%	01/02/2019	01/02/2019	35,000,000	35,000,000

See accompanying notes to financial statements.

5

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments– (continued)

December 31, 2018

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with MUFJ Securities, dated 12/28/2018 (collateralized by U.S. Treasury Bonds, 2.250% – 3.000% due 02/15/2046 – 05/15/2047 and a U.S. Treasury Note, 2.125% due 07/31/2024, valued at $127,494,760); expected proceeds $125,060,764	2.500%	01/04/2019	01/04/2019	$125,000,000	$125,000,000
NR, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bonds, 2.750% – 4.500% due 02/15/2039 – 11/15/2045, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 07/15/2026 – 01/15/2028, and U.S. Treasury Notes, 1.500% – 2.625% due 09/30/2019 – 11/15/2026, valued at $169,320,043); expected proceeds $166,027,206	2.950%	01/02/2019	01/02/2019	166,000,000	166,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						326,000,000
TOTAL INVESTMENTS — 99.3%(c)(d)						6,794,589,396
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%						49,787,046
NET ASSETS — 100.0%						$6,844,376,442

*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate represents annualized yield at date of purchase.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
(d)	Also represents the cost for federal tax purposes.
MMY	Money Market Yield

See accompanying notes to financial statements.

6

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY

MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018

ASSETS
Investments in securities, at amortized cost – unaffiliated issuers	$5,434,589,396
Repurchase agreements, at amortized cost	1,360,000,000
Total Investments	6,794,589,396
Cash	40,509,619
Receivable for fund shares sold	1,934
Interest receivable – unaffiliated issuers	9,777,972
Other Receivable	96,811
Prepaid expenses and other assets	40,241
TOTAL ASSETS	6,845,015,973
LIABILITIES
Advisory fee payable	122,328
Administration fees payable	5,091
Custodian, sub-administration and transfer agent fees payable	18,674
Trustees’ fees and expenses payable	555
Distribution payable	447,241
Professional fees payable	43,389
Accrued expenses and other liabilities	2,253
TOTAL LIABILITIES	639,531
NET ASSETS	$6,844,376,442

NET ASSETS CONSIST OF:
Paid-in Capital	$6,844,368,991
Total distributable earnings (loss)	7,451
NET ASSETS	$6,844,376,442

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	6,844,362,549

See accompanying notes to financial statements.

7

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY

MARKET PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2018

INVESTMENT INCOME
Interest income - unaffiliated issuers	$220,169,562

EXPENSES
Advisory fee	2,120,258
Administration fees	90,868
Custodian, sub-administration and transfer agent fees	1,539,537
Trustees’ fees and expenses	219,788
Professional fees	128,487
Insurance expense	164,603
Miscellaneous expenses	48,588
TOTAL EXPENSES	4,312,129

NET INVESTMENT INCOME (LOSS)	215,857,433

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions	(1,361)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$215,856,072

See accompanying notes to financial statements.

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STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY

MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$215,857,433	$99,168,769
Net realized gain (loss)	(1,361)	–
Net increase (decrease) in net assets resulting from operations	215,856,072	99,168,769

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders (Note 8)	(215,857,461)	(99,200,141)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	38,313,726,456	149,651,835,855
Reinvestment of distributions	213,867,394	–
Cost of shares redeemed	(43,407,545,011)	(147,094,596,024)
Net increase (decrease) in net assets from beneficial interest transactions	(4,879,951,161)	2,557,239,831
Net increase (decrease) in net assets during the period	(4,879,952,550)	2,557,208,459

Net assets at beginning of period	11,724,328,992	9,167,120,533
NET ASSETS AT END OF PERIOD	$6,844,376,442	$11,724,328,992

SHARES OF BENEFICIAL INTEREST:
Shares sold	38,313,726,456	149,651,835,855
Reinvestment of distributions	213,867,394	–
Shares redeemed	(43,407,545,011)	(147,094,596,024)
Net increase (decrease)	(4,879,951,161)	2,557,239,831

See accompanying notes to financial statements.

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STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY

MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17		Year Ended 12/31/16(a)	Year Ended 12/31/15(a)		Year Ended 12/31/14(a)
Net asset value, beginning of period	$1.0000	$1.0000		$1.0000	$1.0000		$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0182	0.0086		0.0043	0.0019	(b)	0.0015	(b)
Net realized gain (loss)	0.0000 (c)	0.0000	(c)	0.0000 (c)	0.0000	(c)	0.0000	(c)
Total from investment operations	0.0182	0.0086		0.0043	0.0019		0.0015
Distributions to shareholders from:
Net investment income	(0.0182)	(0.0086)		(0.0043)	(0.0019)		(0.0015)
Net realized gains	—	(0.0000	)(c)	—	(0.0000	)(c)	(0.0000	)(c)
Total distributions to shareholders	(0.0182)	(0.0086)		(0.0043)	(0.0019)		(0.0015)
Net asset value, end of period	$1.0000	$1.0000		$1.0000	$1.0000		$1.0000
Total return(d)	1.84%	0.86%		0.43%	0.19%		0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,844,376	$11,724,329		$9,167,121	$20,816		$21,353
Ratios to average net assets:
Total expenses	0.04%	0.04%		0.04%	0.03%		0.03%
Net expenses	0.04%	0.03%		0.03%	0.03%		0.03%
Net investment income (loss)	1.78%	0.87%		0.45%	0.19%		0.15%

(a)	Beginning with the year ended December 31, 2017, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

See accompanying notes to financial statements.

10

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements

December 31, 2018

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”) a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2018, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). There are other affiliated trusts that participate in the SLP and invest collateral in the Fund. Shares of the Fund are sold in private placement transactions that do not involve the any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that become effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2018

The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

● Level 1- Unadjusted quoted prices in active markets for identical asset or liability;

● Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

● Level 3 - Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

12

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2018

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2018, the Fund had invested in repurchase agreements with the gross values (principal) of $1,360,000,000 and associated collateral equal to at least $1,387,224,308.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Administrator Fee

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.

Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fee

State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2018, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

13

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2018

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Government Money Market Portfolio	5	71.26%

5. Trustees' Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.

The tax character of distributions paid during the year ended December 31, 2018 were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$215,857,459	$-	$-	$215,857,459

The tax character of distributions paid during the year ended December 31, 2017, was as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$99,200,141	$-	$-	$99,200,141

At December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$8,814	$(1,361)	$-	$-	$-	$7,453

As of December 31, 2018, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:

Non-Expiring Short Term	Non-Expiring Long Term
$1,361	$-

14

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2018

As of December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes.

7. Risks

Concentration Risk

As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statement of Assets and Liabilities, less any collateral held by the Fund.

8. New and Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

For the period ended December 31, 2017, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:

	Net Investment Income	Net Realized Gains	Total Distributions
	$(99,168,769)	$(31,372)	$(99,200,141)
Undistributed (distribution in excess of) net investment income (loss)			$8,840

15

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2018

9. Change in Audit Firm

On February 15, 2017, the Audit Committee (the “Committee”) of the Board of Trustees of the Trust dismissed PricewaterhouseCoopers LLP (“PwC”), 101 Seaport Boulevard, Suite 500, Boston, MA 02210, as the Trust’s independent registered public accounting firm effective following the issuance by PwC of their report on the Fund’s December 31, 2016 annual financial statements.

The reports of PwC on the Trust’s financial statements for the fiscal years ended December 31, 2016 and 2015 did not contain an adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principle.

During the fiscal years ended December 31, 2016 and 2015, and in the subsequent interim period through February 15, 2017, there were: (a) no disagreements with PwC on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedure which disagreements, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the matter in their reports on the financial statements for such years; and (b) no reportable events (as defined in Regulation S-K 304(a)(1)(v)).

The Trust has provided a copy of the foregoing disclosures to PwC and requested that PwC furnish it with a letter addressed to the Securities and Exchange Commission stating whether PwC agrees with the above statements. A copy of PwC’s letter, dated August 24, 2017, is included as an exhibit to the Fund’s Form N-SAR for the period ended June 30, 2017.

On February 15, 2017, the Committee also approved the appointment of Ernst & Young LLP (“E&Y”), 200 Clarendon Street, Boston, MA 02116, as the Trust’s independent registered public accounting firm for the fiscal year ending December 31, 2017.

During the two most recent fiscal years and in the subsequent interim period through February 15, 2017, neither the Trust nor anyone on its behalf has consulted with E&Y with respect to either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that would have been rendered on the Trust’s financial statements, and neither a written report nor oral advice was provided to the Trust that was an important factor considered by the Trust in reaching a decision as to any accounting, auditing or financial reporting issue or (ii) any matter that was either the subject of a disagreement or a reportable event (as defined in Regulation S-K 304(a)(1)(v)).

10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Navigator Securities Lending Government Money Market Portfolio and the Board of Trustees of State Street Navigator Securities Lending Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) (one of the funds constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Navigator Securities Lending Trust) at December 31, 2018, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for periods ended prior to January 1, 2017 were audited by another independent registered public accounting firm whose report, dated February 22, 2017, expressed an unqualified opinion on those statements of changes in net assets and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 27, 2019

17

State Street Navigator Securities Lending Trust

 State Street Navigator Securities Lending Government Money Market Portfolio

Other Information (Unaudited)

December 31, 2018

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.

The table below illustrates your Fund’s cost in two ways:

●	Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

●	Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Government Money Market Portfolio	0.03%	$1,010.50	$0.15	$1,025.10	$0.15

(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

18

 State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll free).

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.

Special Meeting of Shareholders — Voting Results

A special meeting of shareholders of State Street Navigator Securities Lending Trust (the “Trust”) was held on December 18, 2018 to elect the following three nominees as Trustees of the Trust: Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:

Nominee	Shares For	Shares Withheld
Ellen M. Needham	5,959,792,767.560	0
Donna M. Rapaccioli	5,959,792,767.560	0
John R. Costantino	5,959,792,767.560	0

The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Michael A. Jessee, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.

19

 State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

20

State Street Navigator Securities Lending Trust

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Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director – Graduate Management Admissions Counsil (2015 – present); Trustee of Emmanuel College (2010 – present).

21

 State Street Navigator Securities Lending Trust

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Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 7/16	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

22

 State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 7/16	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 –1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Chairperson of the Valuation Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/16	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	67

23

 State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INTERESTED TRUSTEE(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA YOB: 1967	Trustee and President	Time Indefinite Elected: 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67
James E. Ross(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 7/16	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012); Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).

(1)	The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2)	Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
*	Served in various capacities and/or with various affiliated entities during noted time period
†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

24

 State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2018 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 9/12	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 –present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 9/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 3/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (2005 –present).*
Elizabeth Shea State Street Bank and Trust Company One Lincoln Street Boston, MA 02111-2900 YOB: 1964	Vice President	Term: Indefinite Elected: 10/15	Managing Director, Corporate Compliance of the Securities Finance division of State Street (2015 - present); Vice President, Corporate Compliance of the Securities Finance division of State Street (2002 - 2015).
Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

25

 State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

26

 State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 10/13 Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
Joshua A. Weinberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 9/17	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
Khimmara Greer State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 11/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

27

Trustees

John R. Costantino

Michael F. Holland

Michael A. Jessee

Ellen M. Needham

Donna M. Rapaccioli

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR

SECURITIES LENDING PORTFOLIO I

ANNUAL REPORT

December 31, 2018

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Annual Report

December 31, 2018

Management’s Discussion of Fund Performance (Unaudited)	1
Portfolio Statistics (Unaudited)	2
Schedule of Investments	3
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	18
Other Information (Unaudited)	19

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

The State Street Navigator Securities Lending Portfolio I (the “Fund”) seeks current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return. The Fund’s benchmark is the JP Morgan One Month U.S. Dollar LIBOR Index (the “Index”).

For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund was 2.11% and the total return for the Index was 2.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Four 25 basis points Federal Open Market Committee (“FOMC”) rate hikes, a positively sloped London Interbank Offering Rate (“LIBOR”) curve, and positive term credit spreads were the primary drivers of Fund performance during the Reporting Period relative to the Index. Fixed rate credit investments maturing in ninety days produced excess return for the Fund, while a portion of floating rate securities which are reset to 1 month LIBOR also helped contribute to the Fund’s performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

1

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

 Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2018
Certificates of Deposit	37.2%
Financial Company Commercial Paper	25.5
Asset Backed Commercial Paper	18.6
Treasury Repurchase Agreements	9.0
Government Agency Repurchase Agreements	6.9
Other Notes	2.1
Other Repurchase Agreements	1.9
Liabilities in Excess of Other Assets	(1.2)
Total	100.0%

*	As a percentage of net assets as of the date indicated. The composition will vary over time.

See accompanying notes to financial statements.

2

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments

December 31, 2018

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 101.2%
ASSET BACKED COMMERCIAL PAPER — 18.6%
Antalis SA 2.48%, 1/2/2019 (a)	$15,000,000	$14,997,949
Antalis SA 2.48%, 1/7/2019 (a)	10,000,000	9,995,178
Atlantic Asset Securitizaton LLC 2.42%, 1/2/2019 (a)	15,000,000	14,997,949
Barclays Bank PLC 2.43%, 1/7/2019 (a)	16,000,000	15,992,565
Bedford Row Funding Corp. 3 Month USD LIBOR + 0.09%, 2.49%, 4/1/2019 (b)	25,000,000	24,996,952
Kells Funding LLC 2.65%, 4/8/2019 (a)	15,000,000	14,882,155
Kells Funding LLC 2.70%, 4/11/2019 (a)	15,000,000	14,878,295
Liberty Funding LLC 2.60%, 1/29/2019 (a)	20,000,000	19,958,804
Liberty Funding LLC 2.62%, 2/5/2019 (a)	15,000,000	14,961,270
LMA Americas LLC 2.42%, 1/2/2019 (a)	15,000,000	14,997,949
Matchpoint Finance PLC 2.65%, 2/1/2019 (a)	10,000,000	9,976,471
Versailles Commercial Paper LLC 2.36%, 1/2/2019 (a)	15,000,000	14,997,949
Victory Receivables Corp. 2.41%, 1/2/2019 (a)	15,000,000	14,997,913
		200,631,399
CERTIFICATES OF DEPOSIT — 37.2%
Bank of Montreal 1 Month USD LIBOR + 0.38%, 2.76%, 11/6/2019 (b)	15,000,000	15,003,744
Bank of Montreal 3 Month USD LIBOR + 0.22%, 2.99%, 12/9/2019 (b)	10,000,000	9,999,930
Bank of Nova Scotia 3 Month USD LIBOR + 0.13%, 2.77%, 5/17/2019 (b)	10,000,000	9,999,935
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.11%, 2.56%, 1/18/2019 (b)	15,000,000	15,000,449
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.33%, 2.71%, 8/5/2019 (b)	10,000,000	10,000,583
Citibank NA 2.70%, 2/21/2019 (a)	20,000,000	20,000,691
Cooperatieve Rabobank UA 1 Month USD LIBOR + 0.22%, 2.62%, 2/11/2019 (b)	20,000,000	20,003,930
Credit Agricole Corporate & Investment Bank 2.56%, 2/4/2019 (a)	10,000,000	10,000,142
DZ Bank AG Deutsche Zentral-Genossenschafts Bank 2.67%, 2/15/2019 (a)	10,000,000	10,000,293
KBC Bank NV 2.40%, 1/3/2019 (a)	25,000,000	24,999,971
Lloyds Bank PLC 3 Month USD LIBOR + 0.18%, 2.63%, 7/19/2019 (b)	15,000,000	14,996,686

See accompanying notes to financial statements.

3

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

December 31, 2018

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
CERTIFICATES OF DEPOSIT - (continued)
Mizuho Bank Ltd. 3 Month USD LIBOR + 0.09%, 1.83%, 3/1/2019 (b)	$15,000,000	$14,999,865
Mizuho Bank Ltd. 1 Month USD LIBOR + 0.19%, 2.67%, 2/21/2019 (b)	20,000,000	20,000,906
MUFG Bank Ltd. 2.65%, 2/22/2019 (a)	5,000,000	5,000,092
MUFG Bank Ltd. 2.65%, 2/25/2019 (a)	8,000,000	8,000,020
MUFG Bank Ltd. 2.68%, 2/28/2019 (a)	8,000,000	8,000,302
MUFG Bank Ltd. 2.83%, 4/29/2019 (a)	10,000,000	9,999,716
Nordea Bank AB 1 Month USD LIBOR + 0.14%, 2.52%, 4/5/2019 (b)	15,000,000	14,998,617
Nordea Bank AB 1 Month USD LIBOR + 0.17%, 2.60%, 6/13/2019 (b)	20,000,000	19,988,767
Royal Bank of Canada 3 Month USD LIBOR + 0.17%, 2.58%, 1/4/2019 (b)	15,000,000	15,000,049
Royal Bank of Canada 3 Month USD LIBOR + 0.17%, 2.62%, 4/18/2019 (b)	10,000,000	10,001,696
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.13%, 2.90%, 9/11/2019 (b)	10,000,000	10,000,000
Societe Generale 2.50%, 1/15/2019 (a)	20,000,000	20,000,226
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.15%, 2.59%, 4/17/2019 (b)	10,000,000	9,999,677
Sumitomo Mitsui Banking Corp. 2.77%, 3/8/2019 (a)	10,000,000	10,002,465
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.35%, 2.87%, 7/2/2019 (b)	15,000,000	14,999,603
Svenska Handelsbanken 1 Month USD LIBOR + 0.15%, 2.50%, 4/1/2019 (b)	15,000,000	14,999,131
Svenska Handelsbanken 3 Month USD LIBOR + 0.19%, 2.60%, 4/10/2019 (b)	6,000,000	6,001,432
Svenska Handelsbanken 1 Month USD LIBOR + 0.30%, 2.77%, 8/19/2019 (b)	20,000,000	19,996,155
Toronto-Dominion Bank 2.86%, 4/29/2019 (a)	10,000,000	10,000,043
		401,995,116
FINANCIAL COMPANY COMMERCIAL PAPER — 25.5%
Australia & New Zealand Banking Group Ltd. 2.54%, 2/6/2019 (a)	10,000,000	9,973,812
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.10%, 2.73%, 5/16/2019 (b)	11,000,000	10,997,908
DBS Bank Ltd. 2.46%, 2/4/2019 (a)	7,000,000	6,981,965
HSBC Bank PLC 1 Month USD LIBOR + 0.32%, 2.82%, 7/24/2019 (b)	20,000,000	20,000,523
ING US Funding LLC 3 Month USD LIBOR + 0.16%, 2.57%, 1/7/2019 (b)	15,000,000	15,000,166

See accompanying notes to financial statements.

4

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments

December 31, 2018

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
ING US Funding LLC 1 Month USD LIBOR + 0.20%, 2.66%, 5/17/2019 (b)	$15,000,000	$14,996,393
J.P. Morgan Securities LLC 2.70%, 3/1/2019 (a)	20,000,000	19,910,667
Lloyds Bank PLC 2.40%, 1/2/2019 (a)	20,000,000	19,997,352
National Australia Bank Ltd. 1 Month USD LIBOR + 0.22%, 2.56%, 7/31/2019 (b)	5,500,000	5,501,166
NRW Bank 2.70%, 4/15/2019 (a)	15,000,000	14,877,281
Oversea-Chinese Banking Corp. Ltd. 1 Month USD LIBOR + 0.15%, 2.53%, 3/5/2019 (b)	20,000,000	20,000,163
Oversea-Chinese Banking Corp. Ltd. 2.80%, 3/26/2019 (a)	15,000,000	14,901,436
Toronto-Dominion Bank 1 Month USD LIBOR + 0.25%, 2.75%, 1/24/2019 (b)	20,000,000	20,003,718
Toyota Credit Canada Inc. 3 Month USD LIBOR + 0.07%, 2.82%, 5/29/2019 (b)	11,000,000	10,999,069
Toyota Motor Credit Corp. 2.60%, 1/28/2019 (a)	15,000,000	14,971,533
UBS AG 3 Month USD LIBOR + 0.20%, 2.61%, 7/10/2019 (b)	8,000,000	7,999,983
UBS AG 1 Month USD LIBOR + 0.33%, 2.73%, 6/11/2019 (b)	15,000,000	15,000,000
Westpac Banking Corp. 3 Month USD LIBOR + 0.13%, 2.57%, 1/18/2019 (b)	20,000,000	20,001,014
Westpac Banking Corp. 3 Month USD LIBOR + 0.10%, 2.79%, 5/24/2019 (b)	14,000,000	13,999,371
		276,113,520
OTHER NOTES — 2.1%
Bank of America NA 1 Month USD LIBOR + 0.16%, 2.54%, 3/6/2019 (b)	13,000,000	12,999,779
Mizuho Bank Ltd. 2.45%, 1/2/2019 (a)	10,000,000	10,000,000
		22,999,779
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 6.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Government Obligation, 4.500% due 12/20/2048, valued at $66,300,001); expected proceeds $65,010,833 3.00%, 1/2/2019	65,000,000	65,000,000

See accompanying notes to financial statements.

5

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

December 31, 2018

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Government Obligation, 4.000% due 08/01/2048, valued at $10,200,000); expected proceeds $10,001,667 3.00%, 1/2/2019	$10,000,000	$10,000,000
		75,000,000
OTHER REPURCHASE AGREEMENTS — 1.9%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by various Common Stocks, valued at $21,600,000); expected proceeds $20,002,822 2.54%, 1/2/2019	20,000,000	20,000,000
TREASURY REPURCHASE AGREEMENTS — 9.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bond, 3.375% due 05/15/2044, valued at $7,883,662); expected proceeds $7,730,267 2.95%, 1/2/2019	7,729,000	7,729,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 03/28/2019, and a U.S. Treasury Inflation Index Bond, 2.500% due 01/15/2029, valued at $20,400,002); expected proceeds $20,002,822 2.54%, 1/2/2019	20,000,000	20,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Notes, 1.435% – 2.750% due 01/31/2020 – 02/15/2028, valued at $71,400,002); expected proceeds $70,011,667 3.00%, 1/2/2019	70,000,000	70,000,000
		97,729,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,094,515,630)		1,094,468,814
TOTAL INVESTMENTS — 101.2%
(Cost $1,094,515,630)		1,094,468,814
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(13,382,457)
NET ASSETS — 100.0%		$1,081,086,357

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

See accompanying notes to financial statements.

6

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments

December 31, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments
Asset Backed Commercial Paper	$—	$200,631,399	$—	$200,631,399
Certificates of Deposit	—	401,995,116	—	401,995,116
Financial Company Commercial Paper	—	276,113,520	—	276,113,520
Other Notes	—	22,999,779	—	22,999,779
Government Agency Repurchase Agreements	—	75,000,000	—	75,000,000
Other Repurchase Agreements	—	20,000,000	—	20,000,000
Treasury Repurchase Agreements	—	97,729,000	—	97,729,000
TOTAL INVESTMENTS	$—	$1,094,468,814	$—	$1,094,468,814

See accompanying notes to financial statements.

7

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018

ASSETS
Investments in securities, at value – unaffiliated issuers	$901,739,814
Repurchase agreements, at amortized cost	192,729,000
Total Investments – unaffiliated	1,094,468,814
Cash	522
Interest receivable – unaffiliated	1,765,612
Prepaid expenses and other assets	5,084
TOTAL ASSETS	1,096,240,032
LIABILITIES
Payable for investments purchased	15,000,000
Advisory fee payable	23,800
Administration fees payable	863
Custodian, sub-adminstration and transfer agent fees payable	3,412
Distribution payable	78,765
Professional fees payable	42,977
Accrued expenses and other liabilities	3,858
TOTAL LIABILITIES	15,153,675
NET ASSETS	$1,081,086,357

NET ASSETS CONSIST OF:
Paid-in Capital	$1,081,136,084
Total distributable earnings (loss)	(49,727)
NET ASSETS	$1,081,086,357

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	1,081,136,084

COST OF INVESTMENTS:
Investments at cost	$1,094,515,630

See accompanying notes to financial statements.

8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2018

INVESTMENT INCOME
Interest income – unaffiliated issuers	$29,829,152

EXPENSES
Advisory fees	355,945
Administration fees	10,676
Custodian, sub-administration and transfer agent fees	204,934
Trustees' fees and expenses	44,471
Professional fees	34,383
Insurance expense	15,288
Miscellaneous expenses	9,052
TOTAL EXPENSES	674,749
Expenses waived/reimbursed by the Adviser	(76,878)
NET EXPENSES	597,871
NET INVESTMENT INCOME (LOSS)	29,231,281

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment – unaffiliated issuers	7,812
Net realized gain (loss)	7,812
Net change in unrealized appreciation/depreciation on:
Investment – unaffiliated issuers	(43,617)
Net change in unrealized appreciation/depreciation	(43,617)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(35,805)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$29,195,476

See accompanying notes to financial statements.

9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,231,281	$19,965,184
Net realized gain (loss)	7,812	4,898
Net change in unrealized appreciation/depreciation	(43,617)	(320,444)
Net increase (decrease) in net assets resulting from operations	29,195,476	19,649,638

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders (Note 8)	(29,238,056)	(19,975,315)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,822,904,378	6,762,101,605
Cost of shares redeemed	(5,666,570,038)	(6,212,283,169)
Net increase (decrease) in net assets from beneficial interest transactions	(843,665,660)	549,818,436
Net increase (decrease) in net assets during the period	(843,708,240)	549,492,759

Net assets at beginning of period	1,924,794,597	1,375,301,838
NET ASSETS AT END OF PERIOD	$1,081,086,357	$1,924,794,597
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,822,904,378	6,762,101,605
Shares redeemed	(5,666,570,038)	(6,212,283,169)
Net increase (decrease)	(843,665,660)	549,818,436

See accompanying notes to financial statements.

10

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/18		Year Ended 12/31/17		For the Period 7/12/16* - 12/31/16**
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0206		0.0119		0.0032
Net realized and unrealized gain (loss)	0.0003		(0.0002)		—
Total from investment operations	0.0209		0.0117		0.0032
Distributions to shareholders from:
Net investment income	(0.0209)		(0.0117)		(0.0032)
Net realized gains	—		(0.0000	)(b)	—
Total distributions to shareholders	(0.0209)		(0.0117)		(0.0032)
Net asset value, end of period	$1.0000		$1.0000		$1.0000
Total return(c)	2.11%		1.18%		0.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,081,086		$1,924,795		$1,375,302
Ratios to average net assets:
Total expenses	0.05%		0.06%		0.04	%(d)
Net expenses	0.04%		0.04%		0.04	%(d)
Net investment income (loss)	2.05%		1.19%		0.68	%(d)
Portfolio turnover rate	—	%(f)	—	%(f)	—	%(e)(f)

*	Inception and commencement of operations.
**	Beginning with the year ended December 31, 2017, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the periods ended December 31, 2018, December 31, 2017, and December 31, 2016.

See accompanying notes to financial statements.

11

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements

December 31, 2018

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2018, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio I (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

●	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

●	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

●	Repurchase agreements are valued at the repurchase price as of valuation date.

12

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

December 31, 2018

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for an identical assets or liabilities;

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

●	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

13

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

December 31, 2018

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2018, the Fund had invested in repurchase agreements with the gross values (principal) of $192,729,000 and associated collateral equal to $197,783,667.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0250% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until October 31, 2019 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to October 31, 2019 except with approval of the Fund’s Board. For the year ended December 31, 2018, SSGA FM waived $76,878.

Administrator Fee

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.

Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fee

State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2018, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

14

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

December 31, 2018

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio I	2	78.23%

5. Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions.

The tax character of distributions paid during the year ended December 31, 2018, was as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$29,238,056	$-	$-	$29,238,056

The tax character of distributions paid during the year ended December 31, 2017, was as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$19,975,315	$-	$-	$19,975,315

At December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$-	$-	$-	$(46,816)	$-	$(46,816)

15

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

December 31, 2018

As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$1,094,515,630	$24,596	$71,412	$(46,816)

7. Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

8. New and Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the source of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

For the period ended December 31, 2017, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:

	Net Investment Income	Net Realized Gains	Total Distributions
	$(19,961,674)	$(13,641)	$(19,975,315)

Undistributed (distribution in excess of) net investment income (loss)			$-

16

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

December 31, 2018

9. Change in Audit Firm

On February 15, 2017, the Audit Committee (the “Committee”) of the Board of Trustees of the Trust dismissed PricewaterhouseCoopers LLP (“PwC”), 101 Seaport Boulevard, Suite 500, Boston, MA 02210, as the Trust’s independent registered public accounting firm effective following the issuance by PwC of their report on the Fund’s December 31, 2016 annual financial statements.

The reports of PwC on the Trust’s financial statements for the fiscal years ended December 31, 2016 and 2015 did not contain an adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principle.

During the fiscal years ended December 31, 2016 and 2015, and in the subsequent interim period through February 15, 2017, there were: (a) no disagreements with PwC on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedure which disagreements, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the matter in their reports on the financial statements for such years; and (b) no reportable events (as defined in Regulation S-K 304(a)(1)(v)).

The Trust has provided a copy of the foregoing disclosures to PwC and requested that PwC furnish it with a letter addressed to the Securities and Exchange Commission stating whether PwC agrees with the above statements. A copy of PwC’s letter, dated August 24, 2017, is included as an exhibit to the Fund’s Form N-SAR for the period ended June 30, 2017.

On February 15, 2017, the Committee also approved the appointment of Ernst & Young LLP (“E&Y”), 200 Clarendon Street, Boston, MA 02116, as the Trust’s independent registered public accounting firm for the fiscal year ending December 31, 2017.

During the two most recent fiscal years and in the subsequent interim period through February 15, 2017, neither the Trust nor anyone on its behalf has consulted with E&Y with respect to either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that would have been rendered on the Trust’s financial statements, and neither a written report nor oral advice was provided to the Trust that was an important factor considered by the Trust in reaching a decision as to any accounting, auditing or financial reporting issue or (ii) any matter that was either the subject of a disagreement or a reportable event (as defined in Regulation S-K 304(a)(1)(v)).

10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Navigator Securities Lending Portfolio I and the Board of Trustees of State Street Navigator Securities Lending Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Portfolio I (the “Fund”) (one of the funds constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Navigator Securities Lending Trust) at December 31, 2018, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for periods ended prior to January 1, 2017 were audited by another independent registered public accounting firm whose report, dated February 22, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 27, 2019

18

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information (Unaudited)

December 31, 2018

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.

The table below illustrates your Fund’s cost in two ways:

●	Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

●	Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Portfolio I	0.04%	$1,011.70	$0.20	$1,025.00	$0.20

(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

19

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll free).

Special Meeting of Shareholders — Voting Results

A special meeting of shareholders of State Street Navigator Securities Lending Trust (the “Trust”) was held on December 18, 2018 to elect the following three nominees as Trustees of the Trust: Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:

Nominee	Shares For	Shares Withheld
Ellen M. Needham	5,959,792,767.560	0
Donna M. Rapaccioli	5,959,792,767.560	0
John R. Costantino	5,959,792,767.560	0

The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Michael A. Jessee, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.

20

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

21

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director – Graduate Management Admissions Counsil (2015 – present); Trustee of Emmanuel College (2010 – present).

22

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 7/16	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

23

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 7/16	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 –1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 –1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Chairperson of the Valuation Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/16	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph- Macon College (2004 – 2016).	67

24

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INTERESTED TRUSTEE(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA YOB: 1967	Trustee and President	Time Indefinite Elected: 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67
James E. Ross(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 7/16	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012); Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).

(1)	The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2)	Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
*	Served in various capacities and/or with various affiliated entities during noted time period
†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

25

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2018 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 9/12	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 –present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 9/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 3/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (2005 –present).*
Elizabeth Shea State Street Bank and Trust Company One Lincoln Street Boston, MA 02111-2900 YOB: 1964	Vice President	Term: Indefinite Elected: 10/15	Managing Director, Corporate Compliance of the Securities Finance division of State Street (2015 - present); Vice President, Corporate Compliance of the Securities Finance division of State Street (2002 - 2015).
Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

26

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

27

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti- Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 10/13 Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
Joshua A. Weinberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 9/17	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
Khimmara Greer State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 11/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
*	Served in various capacities and/or with various affiliated entities during noted time period.

28

Trustees

John R. Costantino

Michael F. Holland

Michael A. Jessee

Ellen M. Needham

Donna M. Rapaccioli

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR

SECURITIES LENDING PORTFOLIO II

ANNUAL REPORT

December 31, 2018

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Annual Report

December 31, 2018

Portfolio Statistics (Unaudited)	1
Schedule of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	15
Other Information (Unaudited)	16

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Portfolio Statistics (Unaudited)

The Fund had less than six months of operations as of December 31, 2018 and therefore no performance information is provided in this report.

Portfolio Composition*	December 31, 2018
Financial Company Commercial Paper	37.3%
Certificates Of Deposit	33.5
Asset Backed Commercial Paper	24.4
Government Agency Repurchase Agreements	5.0
Treasury Repurchase Agreements	1.8
Liabilities In Excess Of Other Assets	(2.0)
Total	100.0%

*	As a percentage of net assets as of the date indicated. The composition will vary over time.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments

December 31, 2018

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 102.0%
ASSET BACKED COMMERCIAL PAPER — 24.4%
Antalis SA 2.48%, 1/2/2019 (a)	$4,000,000	$3,999,453
Antalis SA 2.48%, 1/3/2019 (a)	4,000,000	3,999,178
Atlantic Asset Securitizaton LLC 2.42%, 1/2/2019 (a)	8,000,000	7,998,906
Barton Capital SA 2.53%, 1/9/2019 (a)	11,000,000	10,993,367
Cancara Asset Securitisation LLC 2.84%, 3/25/2019 (a)	10,000,000	9,932,613
Cancara Asset Securitisation LLC 2.85%, 3/18/2019 (a)	6,110,000	6,072,898
Collateralized Commercial Paper Co. LLC 1 Month USD LIBOR + 0.20%, 2.71%, 1/28/2019 (b)	10,000,000	10,001,249
Gotham Funding Corp. 2.43%, 1/10/2019 (a)	14,800,000	14,789,759
Kells Funding LLC 2.63%, 1/7/2019 (a)	8,000,000	7,996,142
Kells Funding LLC 2.75%, 2/26/2019 (a)	11,000,000	10,952,366
Liberty Funding LLC 2.81%, 3/15/2019 (a)	11,000,000	10,937,616
LMA Americas LLC 2.84%, 3/8/2019 (a)	11,000,000	10,943,579
Matchpoint Finance PLC 2.53%, 1/8/2019 (a)	4,500,000	4,497,436
Matchpoint Finance PLC 2.60%, 1/9/2019 (a)	1,950,000	1,948,748
Matchpoint Finance PLC 2.87%, 3/18/2019 (a)	6,250,000	6,211,794
		121,275,104
CERTIFICATES OF DEPOSIT — 33.5%
Bank of Montreal 1 Month USD LIBOR + 0.40%, 2.83%, 1/6/2020 (b)	10,000,000	10,000,000
Citibank NA 2.92%, 6/12/2019 (a)	10,000,000	10,001,142
Credit Industriel et Commercial 1 Month USD LIBOR + 0.32%, 2.75%, 6/13/2019 (b)	11,000,000	10,998,546
Credit Suisse 2.83%, 4/1/2019 (a)	8,000,000	7,999,761
Credit Suisse 3 Month USD LIBOR + 0.20%, 2.99%, 9/20/2019 (b)	12,000,000	11,999,956
KBC Bank NV 2.40%, 1/3/2019 (a)	17,000,000	16,999,981
Mizuho Bank Ltd. 1 Month USD LIBOR + 0.20%, 2.71%, 1/28/2019 (b)	10,000,000	10,001,444
MUFG Bank Ltd. 2.83%, 4/29/2019 (a)	5,000,000	4,999,858
Nordea Bank AB 2.77%, 3/14/2019 (a)	15,000,000	15,002,586

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

December 31, 2018

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Norinchukin Bank 2.52%, 1/24/2019 (a)	$10,000,000	$10,000,085
Royal Bank of Canada 3 Month USD LIBOR + 0.21%, 2.98%, 12/10/2019 (b)	10,000,000	9,999,941
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.13%, 2.90%, 9/11/2019 (b)	10,000,000	10,000,000
Standard Chartered Bank 2.81%, 3/12/2019 (a)	10,000,000	10,001,765
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.35%, 2.87%, 7/2/2019 (b)	10,000,000	9,999,735
Svenska Handelsbanken 3 Month USD LIBOR + 0.14%, 2.95%, 9/27/2019 (b)	10,000,000	10,000,000
Svenska Handelsbanken 3 Month USD LIBOR + 0.21%, 3.01%, 12/19/2019 (b)	8,000,000	7,999,969
		166,004,769
FINANCIAL COMPANY COMMERCIAL PAPER — 37.3%
Australia & New Zealand Banking Group Ltd. 3 Month USD LIBOR + 0.15%, 2.92%, 10/10/2019 (b)	10,000,000	10,000,008
DBS Bank Ltd. 2.63%, 1/8/2019 (a)	12,000,000	11,993,472
DBS Bank Ltd. 2.78%, 3/21/2019 (a)	7,000,000	6,956,647
DBS Bank Ltd. 2.95%, 3/20/2019 (a)	1,085,000	1,078,376
Federation Des Caisses Desjardins du Quebec 2.55%, 1/24/2019 (a)	8,000,000	7,986,613
Federation Des Caisses Desjardins du Quebec 2.55%, 1/31/2019 (a)	5,000,000	4,989,008
HSBC Bank PLC 1 Month USD LIBOR + 0.35%, 2.86%, 2/26/2019 (b)	7,000,000	7,003,170
KFW 2.40%, 1/9/2019 (a)	11,000,000	10,993,496
Koch industries, Inc. 2.42%, 1/2/2019 (a)	11,000,000	10,998,593
Mitsubishi UFJ Financial Group, Inc. 2.87%, 3/22/2019 (a)	15,000,000	14,904,994
National Australia Bank Ltd. 3 Month USD LIBOR + 0.20%, 2.61%, 4/5/2019 (b)	10,000,000	10,002,277
National Securities Clearing Corp. 2.42%, 1/7/2019 (a)	11,000,000	10,994,931
Novartis Finance Corp. 2.42%, 1/7/2019 (a)	11,000,000	10,994,995
NRW Bank 2.52%, 1/4/2019 (a)	11,000,000	10,996,975
NRW Bank 2.64%, 2/14/2019 (a)	7,000,000	6,977,031
Oversea-Chinese Banking Corp. Ltd. 2.80%, 3/26/2019 (a)	5,000,000	4,967,145
PSP Capital, Inc. 2.49%, 1/14/2019 (a)	12,000,000	11,988,693

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments

December 31, 2018

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Toronto-Dominion Bank 3 Month USD LIBOR + 0.14%, 5.95%, 5/2/2019 (b)	$10,000,000	$9,999,610
UBS AG 1 Month USD LIBOR + 0.33%, 2.73%, 6/11/2019 (b)	11,000,000	11,000,000
Westpac Banking Corp. 3 Month USD LIBOR + 0.28%, 2.66%, 6/6/2019 (b)	10,000,000	9,999,643
		184,825,677
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 5.0%
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by various U.S. Government Obligations, 4.000% - 6.000% due 06/01/2038 - 10/20/2048, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2019, and U.S. Treasury Notes, 1.250% - 2.875% due 05/31/2021 - 04/30/2024, valued at $25,500,079); expected proceeds $25,004,125, 2.97%, 1/2/2019	25,000,000	25,000,000

TREASURY REPURCHASE AGREEMENTS — 1.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2018 (collateralized by U.S. Treasury Bond, 8.750% due 08/15/2020, valued at $8,997,509); expected proceeds $8,822,446, 2.95%, 1/2/2019	8,821,000	8,821,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $505,929,812)		505,926,550
TOTAL INVESTMENTS — 102.0%
(Cost $505,929,812)		505,926,550
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(9,694,379)
NET ASSETS — 100.0%		$496,232,171

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments
Asset Backed Commercial Paper	$—	$121,275,104	$—	$121,275,104
Certificates of Deposit	—	166,004,769	—	166,004,769
Financial Company Commercial Paper	—	184,825,677	—	184,825,677
Government Agency Repurchase Agreements	—	25,000,000	—	25,000,000
Treasury Repurchase Agreements	—	8,821,000	—	8,821,000
TOTAL INVESTMENTS	$—	$505,926,550	$—	$505,926,550

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2018

ASSETS
Investments in securities, at value – unaffiliated issuers	$472,105,550
Repurchase agreements, at amortized cost	33,821,000
Total Investments	505,926,550
Cash	428
Interest receivable – unaffiliated	353,086
Receivable from Adviser	39,767
TOTAL ASSETS	506,319,831
LIABILITIES
Payable for investments purchased	10,000,000
Advisory fee payable	7,243
Administration fees payable	217
Custodian, sub-administration and transfer agent fees	5,587
Distribution payable	36,250
Professional fees payable	37,212
Accrued expenses and other liabilities	1,151
TOTAL LIABILITIES	10,087,660
NET ASSETS	$496,232,171

NET ASSETS CONSIST OF:
Paid-in Capital	$496,235,433
Total distributable earnings (loss)	(3,262)
NET ASSETS	$496,232,171

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	496,235,433

COST OF INVESTMENTS:
Investments at cost	$505,929,812

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2018(a)

INVESTMENT INCOME
Interest income – unaffiliated issuers	$775,027

EXPENSES
Advisory fees	7,243
Administration fees	217
Custodian, sub-administration and transfer agent fees	5,587
Professional fees	37,212
Miscellaneous expenses	1,676
TOTAL EXPENSES	51,935
Expenses waived/reimbursed by the Adviser	(39,767)
NET EXPENSES	12,168
NET INVESTMENT INCOME (LOSS)	762,859

REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation on:
Investment – unaffiliated issuers	(3,262)
Net change in unrealized appreciation/depreciation	(3,262)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$759,597

(a)	For the period December 10, 2018 (inception date) through December 31, 2018.

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

STATEMENTS OF CHANGES IN NET ASSETS

For the Period 12/10/18* - 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$762,859
Net change in unrealized appreciation/depreciation	(3,262)
Net increase (decrease) in net assets resulting from operations	759,597

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(762,859)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	754,292,498
Cost of shares redeemed	(258,057,065)
Net increase (decrease) in net assets from beneficial interest transactions	496,235,433
Net increase (decrease) in net assets during the period	496,232,171

Net assets at beginning of period	–
NET ASSETS AT END OF PERIOD	$496,232,171

SHARES OF BENEFICIAL INTEREST:
Shares sold	754,292,498
Shares redeemed	(258,057,065)
Net increase (decrease)	496,235,433

*	For the period December 10, 2018 (inception date) through December 31, 2018.

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	For the Period Ended 12/10/18* 12/31/18
Net asset value, beginning of period	$1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0015
Net realized and unrealized gain (loss)	(0.0000	)(b)
Total from investment operations	0.0015
Distributions to shareholders from:
Net investment income	(0.0015)

Total distributions to shareholders	(0.0015)
Net asset value, end of period(a)	$1.0000
Total return(c)	0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$496,232
Ratios to average net assets:
Total expenses	0.18	%(d)
Net expenses	0.04	%(d)
Net investment income (loss)	2.63	%(d)
Portfolio turnover rate	—	%(e)(f)

*	Inception and commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the period ended December 31, 2018.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements

December 31, 2018

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2018, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio II (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.

The Fund commenced operations on December 10, 2018.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange ("NYSE") is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

December 31, 2018

Valuation techniques used to value the Fund's investments by major category are as follows:

●	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

●	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for an identical assets or liabilities;

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

●	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund's investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Fund's Schedule of Investments.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

December 31, 2018

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2018, the Fund had invested in repurchase agreements with the gross values (principal) of $33,821,000 and associated collateral equal to $34,497,588.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0250% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2020 except with approval of the Fund's Board. For the period ended December 31, 2018, SSGA FM waived $39,767.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

December 31, 2018

Administrator Fee

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee equal to 0.00075% of the Fund’s average daily net assets.

Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fee

State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2018, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio II	3	100%

5. Trustees' Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

December 31, 2018

The tax character of distributions paid during the year ended December 31, 2018 were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$762,859	$-	$-	$762,859

At December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$-	$-	$-	$(3,262)	-	$(3,262)

As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio II	$505,929,812	$-	$3,262	$(3,262)

7. Risks

Concentration Risk

As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statement of Assets and Liabilities, less any collateral held by the Fund.

8. New and Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

December 31, 2018

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statement of Changes in Net Assets.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Navigator Securities Lending Portfolio II and Board of Trustees of State Street Navigator Securities Lending Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Portfolio II (the “Fund”) (one of the funds constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2018, the related statements of operations, changes in net assets and the financial highlights for the period from December 10, 2018 (commencement of operations) to December 31, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Navigator Securities Lending Trust) at December 31, 2018, the results of its operations, changes in its net assets and its financial highlights for the period from December 10, 2018 (commencement of operations) to December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 27, 2019

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information (Unaudited)

December 31, 2018

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.

The table below illustrates your Fund’s cost in two ways:

●	Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

●	Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(b)
State Street Navigator Securities Lending Prime Portfolio II	0.04%	$1,001.50	$0.02	$1,025.00	$0.20

(a)	Actual period is from commencement of operations 12/10/2018.
(b)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (Unaudited) (continued)

December 31, 2018

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll free).

Special Meeting of Shareholders — Voting Results

A special meeting of shareholders of State Street Navigator Securities Lending Trust (the “Trust”) was held on December 18, 2018 to elect the following three nominees as Trustees of the Trust: Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:

Nominee	Shares For	Shares Withheld
Ellen M. Needham	5,959,792,767.560	0
Donna M. Rapaccioli	5,959,792,767.560	0
John R. Costantino	5,959,792,767.560	0

The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Michael A. Jessee, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2018 (Unaudited)

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

BOARD DELIBERATIONS REGARDING APPROVAL OF

INVESTMENT ADVISORY AGREEMENT

General Background

Under the Investment Company Act of 1940, as amended, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Navigator Securities Lending Trust (the “Trust”), including the Independent Trustees, met in person on September 20, 2018 (the “Meeting”), including in executive sessions attended by the Independent Trustees and their co-counsel who are independent of the Adviser, to consider a proposal to approve an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and the Trust, pursuant to which SSGA FM would serve as the investment adviser to the State Street Navigator Securities Lending Portfolio II (the “New Fund”).

Approval Process

In determining whether it was appropriate to approve the Advisory Agreement, the Board considered information provided by SSGA FM and others that the Board believed to be reasonably necessary to reach its conclusion. The Independent Trustees considered the information provided with respect to the Adviser and other proposed service providers of the New Fund at the in-person Meeting of the Board and its committees held on September 20, 2018, as well as at other meetings held throughout the year, including, most recently, at in-person meetings held on April 12, 2018 and May 17, 2018, where the Board renewed the investment advisory agreement with the Adviser on behalf of the other funds in the fund complex (the “SSGA Funds”). Such information included, but was not limited to, a report prepared by an independent third-party provider of investment company data, Broadridge Financial Solutions, Inc. (“Broadridge”), which included information regarding another fund advised by the Adviser, the State Street Navigator Securities Lending Portfolio I, which utilized a similar strategy to the strategy that would be used by the New Fund (the “Comparable Fund”).

At the Meeting, the Board discussed issues pertaining to the proposed approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following, as applicable: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Comparable Fund and SSGA FM; (3) the costs of the services to be provided and the profits to be realized by SSGA FM and its affiliates from the relationship with the Comparable Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the New Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the New Fund’s investors. In connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board considered (a) the New Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Comparable Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board considered the following materials: (1) a memorandum from the law firm of Sullivan & Worcester LLP, dated September 12, 2018, detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement dated and effective as of June 3, 2015 between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement dated and effective as of June 1, 2015 between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract dated March 4, 1996, as amended, between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement dated March 4, 1996, as amended, between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); (2) a responsive memorandum from the Adviser to a request letter from Joseph P. Barri, LLC (co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”)), reviewed prior to such date by Independent Counsel, to SSGA FM requesting information from SSGA FM, in its capacity as the SSGA Funds’ Adviser and the SSGA Funds’ administrator (the “Administrator”), certain of which was relevant to the Board’s consideration of whether to approve the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust and the State Street Navigator Securities Lending Government Money Market Portfolio and the Comparable Fund (together, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of U.S. Securities and Exchange Commission (“SEC”) staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2017; (vii) a report of SSGA FM’s expense allocation and profitability related to providing investment advisory services to the Navigator Funds with an explanation of the methodology used in allocating expenses attributable to managing each Navigator Fund; (viii) a profitability report from SSGA FM detailing the Adviser’s profitability for providing investment advisory services to the Trust for the year ended December 31, 2017; (ix) a summary of the Adviser’s profitability for each Navigator Fund for the year ended December 31, 2017; (x) individual reports on SSGA FM’s profitability for providing investment advisory services to each Navigator Fund for the year ended December 31, 2017; (xi) the Administrator’s profitability for providing administrative services to the Trust for the year ended December 31, 2017; (xii) a summary of Administrator profitability by Navigator Fund by gross profit for the year ended December 31, 2017; (xiii) a combined profitability report by functional category detailing the profitability of SSGA FM and State Street for fees paid by the Trust for the year ended December 31, 2017 (collectively, with items vii, viii, ix, x, xi and xii, the “SSGA FM Profitability Reports”); (xiv) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (xv) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; (xvi) data from Broadridge comparing the Comparable Fund’s performance for the period from the Comparable Fund’s inception through December 31, 2017, as well as the Comparable Fund’s advisory fee and total expense ratio, to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size (the “Broadridge Peer Group/Universe”); and (3) information provided by SSGA FM that includes, among other things, a comparison of the New Fund’s proposed advisory fee and total expense ratio to those of other funds that operate as securities lending collateral reinvestment vehicles. In reaching their determinations relating to the approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2018 (Unaudited)

The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Comparable Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2018 (Unaudited)

In considering the nature, extent and quality of the services to be provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM at the Meeting and throughout the prior year. The Board noted that, under the Advisory Agreement, SSGA FM will be responsible for, among other things: (i) managing the investment operations of the New Fund in accordance with the New Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the New Fund’s securities transactions; and (iv) furnishing the New Fund with the assistance, cooperation, and information necessary for the New Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the New Fund as a privately placed investment vehicle that will be used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Navigator Funds. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Navigator Funds, in monitoring and securing the Navigator Funds’ compliance with their investment objectives and policies and with applicable federal securities laws and regulations, and in seeking best execution of Navigator Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Navigator Funds, including operational, enterprise, regulatory, litigation and compliance risks. The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $476.5 billion in assets under management as of December 31, 2017. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the New Fund. On the basis of this review, the Board concluded that the nature and extent of the services to be provided by SSGA FM to the New Fund are expected to be appropriate and of high quality.

The Investment Performance of the Trust and SSGA FM

Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Fund. The Board noted, however, that it had received information regarding the past performance of the Comparable Fund and that the Comparable Fund had outperformed both the average and median of the Broadridge Peer Group/Universe for the one-year period. The Board also noted that the Comparable Fund ranked first overall in performance compared to its Broadridge Peer Group and in the first quintile compared to its Broadridge Peer Group/Universe for this period.

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Navigator Funds, including the Comparable Fund, versus their Broadridge Peer Groups. The Board considered that the proposed advisory fee and total expense ratio were the same as those of the Comparable Fund. In addition, the Board considered that the New Fund’s Broadridge Peer Group would be the same as that of the Comparable Fund because the New Fund would utilize substantially the same investment strategy as that of the Comparable Fund. The Board noted that both the contractual and actual management fees and the total expense ratio of the Comparable Fund were in the first quintile compared to the Comparable Fund’s Broadridge Peer Group. The Board also considered the report prepared by SSGA FM comparing the New Fund’s proposed advisory fee and total expense ratio to other funds that operate as securities lending collateral reinvestment vehicles. The Board noted that the New Fund’s proposed advisory fee was below the mean and median of the advisory fees of the funds presented. The Board concluded that the proposed management fees and total expenses of the New Fund were reasonable.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2018 (Unaudited)

Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust

Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Fund. The Board, however, considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Navigator Funds. The Board also considered data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2017. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the New Fund and the Navigator Funds, including enterprise, litigation, business, operational and entrepreneurial risk. After further discussion, the Trustees concluded that the expected profitability of the Adviser with respect to the New Fund, and the expected profitability range of each of the affiliated service providers with respect to its services to the New Fund, were expected to be reasonable in relation to the services provided.

Economies of Scale

The Board considered certain potential limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the New Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the New Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the potential economies of scale that may be realized as assets of the New Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSGA FM will benefit in other ways from a relationship with the New Fund, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the New Fund. The Board concluded that, to the extent that SSGA FM or its affiliates may derive other benefits from their relationships with the New Fund, those benefits are not so significant as to render SSGA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director – Graduate Management Admissions Counsil (2015 – present); Trustee of Emmanuel College (2010 – present).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 7/16	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 7/16	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 –1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Chairperson of the Valuation Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/16	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	67

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INTERESTED TRUSTEE(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA YOB: 1967	Trustee and President	Time Indefinite Elected: 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67
James E. Ross(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 7/16	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012); Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).

(1)	The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2)	Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
*	Served in various capacities and/or with various affiliated entities during noted time period
†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2018 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 9/12	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 –present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 9/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 3/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (2005 –present).*
Elizabeth Shea State Street Bank and Trust Company One Lincoln Street Boston, MA 02111-2900 YOB: 1964	Vice President	Term: Indefinite Elected: 10/15	Managing Director, Corporate Compliance of the Securities Finance division of State Street (2015 - present); Vice President, Corporate Compliance of the Securities Finance division of State Street (2002 - 2015).
Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information – (continued)

December 31, 2018 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 10/13 Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
Joshua A. Weinberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 9/17	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
Khimmara Greer State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 11/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Trustees

John R. Costantino

Michael F. Holland

Michael A. Jessee

Ellen M. Needham

Donna M. Rapaccioli

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Navigator Securities Lending Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $78,950 and $64,000, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, there were no fees for assurance and related services that were reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $18,054 and $12,036, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee, were $6,581,832 and $7,777,372, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•	To pre-approve engagements by the Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust.

•	To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•	The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $36,297,003 and $40,983,185, respectively. The figure for the fiscal year ended December 31, 2017 was previously reported as $28,718,894 and has been restated to include certain other audit fees totaling $12,264,291, in the aggregate, primarily relating to statutory and financial statement audits, the requirement to opine on the design and operating effectiveness of internal control over financial reporting and accounting consultations.

(h)	E&Y notified the Trust's Audit Committee of all non-audit services that were rendered by it to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	State Street Navigator Securities Lending Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 6, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 6, 2019